Operating segment - Additional Information (Detail) - SEGMENT	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Number Of Reportable Segments		1
Boa Vista Servicos S A [member]
Disclosure of operating segments [line items]
Number Of Reportable Segments	1		1